ENTITY-WIDE DISCLOSURES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	$ 4,901	$ 5,102
Segment Geographical Groups Of Countries Group One Member
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	2,441	2,752
Segment Geographical Groups Of Countries Group One Member | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	895	1,219
Segment Geographical Groups Of Countries Group One Member | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	1,480	1,497
Segment Geographical Groups Of Countries Group One Member | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	66	36
Segment Geographical Groups Of Countries Group Two Member
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	1,494	1,350
Segment Geographical Groups Of Countries Group Two Member | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	873	801
Segment Geographical Groups Of Countries Group Two Member | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	412	368
Segment Geographical Groups Of Countries Group Two Member | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	209	181
Segment Geographical Groups Of Countries Group Three [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	966	1,000
Segment Geographical Groups Of Countries Group Three [Member] | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	547	597
Segment Geographical Groups Of Countries Group Three [Member] | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	176	209
Segment Geographical Groups Of Countries Group Three [Member] | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	$ 243	$ 194